RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
3.	RELATED PARTY BALANCES AND TRANSACTIONS

(1)	Related party relationships

Name of related parties	Relationship
Shenzhen Biocentury Transgene (China) Limited (“Biocentury”)	Being an equity investment of the Company which disposed on May 27, 2010 (note 10)
Jinong	Being an equity investment of the Company (note 10)
Liyu	Being an equity investment of the Company (note 10)
Henan Agriculture University	Being non-controlling interests of Beijing Origin
Xinjiang Jinbo Seed Limited	Being non-controlling interests of Xinjiang Origin
Mr. Zhai	Being non-controlling interests of Kunfeng

(2)	Due from related parties

	September 30,
	2010	2011
	RMB	RMB

Jinong (note (i))	6	3,505
Henan Agriculture University	-	24
Liyu	3,094	-
Non-controlling interests of Denong	7	7
Non-controlling interests of Changrong	2,000	-
Non-controlling interests of Xinjiang Origin	-	1,447
Non-controlling interests of Kunfeng	-	200

	5,107	5,183

Note (i):	The balance as of September 30, 2011 represented the deposit paid to Jinong for purchasing of seeds.

(3)	Due to related parties

	September 30,
	2010	2011
	RMB	RMB

Non-controlling interests of Denong (note (i))	113	113
Non-controlling interests of Beijing Origin	68	-
Companies controlled by the Company’s directors	1,461	1,385
Ex-shareholders of State Harvest	147	140
Jinong	6,137	-
Liyu	-	90

	7,926	1,728

Note (i):	This is the amount temporarily funded by non-controlling interests of Denong. The amount is payable on demand with interest free.

(4)	Transactions with related parties

(a)	Sales

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Jinong	-	-	2,000

(b)	Purchases

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Biocentury	116	116	-
Liyu	-	240	90
Jinong	-	6	-

	116	362	90

(c)	Technology usage fees

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Liyu	5,752	5,471	5,953
Henan Agriculture University	108	68	-
Non-controlling interests of Denong	566	599	602
Biocentury	300	306	-

	6,726	6,444	6,555

The above amounts relate to technology usage fees paid to certain related party research centers for the exclusive right to use certain seed technologies.

(d)	Sales of plant and equipment

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Non-controlling interests of Denong	8	-	-
Jinong	640	-	-

	648	-	-

(e)	Purchases of plant and equipment

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Jinong	-	150	-

(f)	Interest income

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Non-controlling interests of Changrong	261	-	-

(g)	Rental expense paid for plant and equipment

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Jinong	1,687	935	468

(h)	Research & Development expenses

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Holding company of Jinong	5,000	5,000	5,000

(i)	Dividend received

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Biocentury	3,400	-	-
Liyu	1,200	1,200	2,467

	4,600	1,200	2,467

(j)	Dividend paid

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Jinong	4,020	5,025	10,050